Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from Operating Activities:
Net (loss) income	$ (1,276,679)	$ 3,435
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	91,974	5,991
Amortization of operating lease right-of-use assets	107	0
Stock-based compensation	136,795	2,724
Digital asset mining revenue	(242,842)	(20,393)
Deferred income taxes	(8,527)	0
Gain on sale of intangible assets	(5,904)	0
Loss on debt extinguishment	0	8,016
Fair value adjustment on derivative warrant liabilities	(32,464)	0
Fair value adjustment on convertible notes	206,859	2,580
Fair value adjustment on other liabilities	9,430	0
Amortization of debt discount and debt issuance costs	3,920	742
Losses on exchange or disposal of property, plant and equipment	13,057	17
Impairment of digital assets	204,198	0
Impairment of goodwill and other intangibles	790,753	0
Changes in working capital components:
Accounts receivable, net	(1,458)	(6,800)
Accounts receivable from related parties	(377)	(16,061)
Digital assets	232,278	20,207
Deposits for equipment for sales to customers	36,953	(260,568)
Prepaid expenses and other current assets	(24,246)	17,079
Accounts payable	4,186	3,893
Accrued expenses and other	33,297	3,267
Deferred revenue	8,421	18,977
Deferred revenue from related parties	(36,022)	116,908
Other noncurrent assets and liabilities, net	(2,436)	(21,345)
Net cash provided by (used in) operating activities	141,273	(121,331)
Cash flows from Investing Activities:
Purchases of property, plant and equipment	(238,537)	(39,075)
Deposits for self-mining equipment	(217,677)	0
Proceeds from sale of intangibles	10,850	0
Other	(276)	(142)
Net cash used in investing activities	(445,640)	(39,217)
Cash flows from Financing Activities:
Proceeds from issuance of common stock, net of transaction costs	198,857	496
Proceeds from debt, net of issuance costs	216,257	245,372
Repurchase of common shares to pay employee withholding taxes	(29,278)	0
Principal repayments of finance leases	(23,177)	0
Principal payments on debt	(49,490)	(35,670)
Net cash provided by financing activities	313,169	210,198
Net increase in cash, cash equivalents and restricted cash	8,802	49,650
Cash, cash equivalents and restricted cash—beginning of period	131,678	8,721
Cash, cash equivalents and restricted cash—end of period	$ 140,480	$ 58,371